BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,477			$ 3,526
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	300			300
Local Currency	300			300
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	2,174			1,936
Local Currency | £		£ 1,590			£ 1,460
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,012			$ 1,290
Local Currency | R$			R$ 5,260			R$ 5,200